Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Short-Term Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class A
Trading Symbol	ASBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 1.91% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	(0.64) %	1.33%	1.45%
Short-Term Bond Fund of America — Class A (without sales charge) *	1.91%	1.84%	1.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class C
Trading Symbol	ASBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 1.06% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	0.08%	1.12%	1.12%
Short-Term Bond Fund of America — Class C (without sales charge) *	1.06%	1.12%	1.12%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-1
Trading Symbol	ASBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.91% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	1.91%	1.85%	1.69%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-2
Trading Symbol	SBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 2.19% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	2.19%	2.12%	1.97%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FSBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 2.19% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight
in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	2.19%	2.23%	2.15%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	2.05%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.92% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	(0.62) %	1.34%	1.45%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	1.92%	1.86%	1.70%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$143	1.42%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 1.11% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	0.13%	1.09%	1.32%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	1.11%	1.09%	1.32%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	apitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.69% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they
had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	1.69%	1.64%	1.48%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 2.10% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	2.10%	2.13%	1.85%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	1.81%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 2.12% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	2.12%	2.16%	1.88%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index 3	2.59%	2.07%	1.81%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 1.18% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	1.18%	1.12%	0.96%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$134	1.33%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 1.21% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	1.21%	1.16%	0.98%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 1.56% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	1.56%	1.46%	1.28%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 1.65% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	1.65%	1.58%	1.42%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.95% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	1.95%	1.89%	1.73%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 2.04% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5E *	2.04%	2.08%	1.93%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 2.14% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	2.14%	2.18%	2.02%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Short-Term Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RMMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 2.30% for the year ended August 31, 2026. That result compares with a 2.59% gain for the Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund's fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
Within the fund, an out-of-benchmark allocation to securitized debt was the key contributor to relative results for the period. In securitized, allocations to asset-backed securities (ABS) had the biggest impact as they had broadly positive returns. Agency mortgage-backed securities (MBS), non-agency MBS holdings and commercial MBS (CMBS) all contributed to results.
Duration and curve positioning weighed on returns, relative to the index. An underweight in investment-grade (BBB/Baa and above) corporates also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	2.30%	2.23%	2.08%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
Bloomberg U.S. Government/Credit (1-3 Year ex-BBB) Index †	2.59%	2.07%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,979,000,000
Holdings Count | Holding	1,448
Advisory Fees Paid, Amount	$ 32,000,000
Investment Company, Portfolio Turnover	303.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 12,979
Total number of portfolio holdings	1,448
Total advisory fees paid (in millions)	$ 32
Portfolio turnover rate including mortgage dollar roll transactions	303%
Portfolio turnover rate excluding mortgage dollar roll transactions	268%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.